Concentrations, Risks and Uncertainties	6 Months Ended
Apr. 30, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES

NOTE 20 – CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

Cash deposits with banks are held in financial institutions in China, which deposits are not federally insured. Accordingly, the Company has a concentration of credit risk related to the uninsured part of bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Concentration

The Company has a concentration risk related to suppliers and customers. Failure to maintain existing relationships with the suppliers or customers to establish new relationships in the future could negatively affect the Company’s ability to obtain goods sold to customers in a price advantage and timely manner. If the Company is unable to obtain ample supply of goods from existing suppliers or alternative sources of supply, the Company may be unable to satisfy the orders from its customers, which could materially and adversely affect revenues.

The concentration on sales revenues generated by customers type comprised of the following:

	Six Months Ended
	April 30, 2023		April 30, 2022
Third party sales revenues	884,083	93%	2,724,048	66%
Related party sales revenues	-	-%	484,543	12%
Third party franchise revenues	-	-%	850,649	21%
Related party franchise revenues	41,802	4%	50,496	1%
Third party other revenues	28,149	3%	-	-%
Related party other revenues	-	-%	-	-%
Total	954,034	100%	4,109,736	100%

The concentration of sales revenues generated by third-party customers comprised of the following:

	Six Months Ended
	April 30, 2023		April 30, 2022
Customer A	88,189	10%	-	-%
Customer B	166,337	18%	-	-%
Customer C	270,120	29%	-	-%
Customer D	140,275	15%	-	-%
Customer E	-	%	742,374	27%
Customer F	-	%	508,306	19%
Customer G	-	%	310,690	11%
Customer H	-	%	309707	11%
Total	664,921	72%	1,871,077	69%